Loan and Lease Operations - Summary of Reconciliation of Expected Loan Losses for Loan Operations and Lease Operations (Detail) - Expected credit losses [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loans and lease operations [Line Items]
Beginning balance	R$ (37,508)	R$ (33,509)
Derecognition	13,638	14,299
Net increase / (Reversal)	(24,452)	(18,298)
Closing balance	(48,322)	(37,508)
Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(6,885)	(9,300)
Derecognition	570	868
Net increase / (Reversal)	(498)	1,547
Closing balance	(7,953)	(6,885)
Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(4,549)	(4,599)
Derecognition	1,836	2,011
Net increase / (Reversal)	(3,656)	(1,961)
Closing balance	(6,369)	(4,549)
Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(19,453)	(14,425)
Derecognition	11,764	9,710
Net increase / (Reversal)	(13,441)	(14,738)
Closing balance	(21,130)	(19,453)
Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(6,621)	(5,185)
Derecognition	608	1,710
Net increase / (Reversal)	(6,857)	(3,146)
Closing balance	(12,870)	(6,621)
Stage 1 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(8,166)	(6,931)
Transfer to Stage 2	2,719	1,388
Transfer to Stage 3	803	373
Cure from the Stage 2	(1,115)	(730)
Cure from the Stage 3	(70)	(50)
Net increase / (Reversal)	(3,976)	(2,216)
Closing balance	(9,805)	(8,166)
Stage 1 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(506)	(520)
Transfer to Stage 2	205	59
Transfer to Stage 3	3	1
Cure from the Stage 2	(180)	(158)
Cure from the Stage 3	(17)	0
Net increase / (Reversal)	(245)	112
Closing balance	(740)	(506)
Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,092)	(1,123)
Transfer to Stage 2	698	225
Transfer to Stage 3	90	72
Cure from the Stage 2	(306)	(148)
Cure from the Stage 3	(41)	(10)
Net increase / (Reversal)	(622)	(108)
Closing balance	(1,273)	(1,092)
Stage 1 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(5,215)	(3,892)
Transfer to Stage 2	1,541	846
Transfer to Stage 3	197	282
Cure from the Stage 2	(525)	(264)
Net increase / (Reversal)	(1,401)	(2,187)
Closing balance	(5,403)	(5,215)
Stage 1 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,353)	(1,396)
Transfer to Stage 2	275	258
Transfer to Stage 3	513	18
Cure from the Stage 2	(104)	(160)
Cure from the Stage 3	(12)	(40)
Net increase / (Reversal)	(1,708)	(33)
Closing balance	(2,389)	(1,353)
Stage 2 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(6,557)	(4,451)
Transfer to Stage 1	1,115	730
Transfer to Stage 3	5,569	4,438
Cure from the Stage 1	(2,719)	(1,388)
Cure from the Stage 3	(388)	(567)
Net increase / (Reversal)	(4,902)	(5,319)
Closing balance	(7,882)	(6,557)
Stage 2 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(91)	(549)
Transfer to Stage 1	180	158
Transfer to Stage 3	63	245
Cure from the Stage 1	(205)	(59)
Cure from the Stage 3	(9)	0
Net increase / (Reversal)	(1,199)	114
Closing balance	(1,261)	(91)
Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(890)	(603)
Transfer to Stage 1	306	148
Transfer to Stage 3	550	514
Cure from the Stage 1	(698)	(225)
Cure from the Stage 3	(92)	(144)
Net increase / (Reversal)	(513)	(580)
Closing balance	(1,337)	(890)
Stage 2 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,811)	(2,116)
Transfer to Stage 1	525	264
Transfer to Stage 3	2,872	3,117
Cure from the Stage 1	(1,541)	(846)
Cure from the Stage 3	(69)	(155)
Net increase / (Reversal)	(2,231)	(3,075)
Closing balance	(3,255)	(2,811)
Stage 2 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,765)	(1,183)
Transfer to Stage 1	104	160
Transfer to Stage 3	2,084	562
Cure from the Stage 1	(275)	(258)
Cure from the Stage 3	(218)	(268)
Net increase / (Reversal)	(959)	(1,778)
Closing balance	(2,029)	(2,765)
Stage 3 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(22,785)	(22,127)
Transfer to Stage 1	70	50
Transfer to Stage 2	388	567
Cure from the Stage 1	(803)	(373)
Cure from the Stage 2	(5,569)	(4,438)
Derecognition	13,638	14,299
Net increase / (Reversal)	(15,574)	(10,763)
Closing balance	(30,635)	(22,785)
Stage 3 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(6,288)	(8,231)
Transfer to Stage 1	17	0
Transfer to Stage 2	9	0
Cure from the Stage 1	(3)	(1)
Cure from the Stage 2	(63)	(245)
Derecognition	570	868
Net increase / (Reversal)	946	1,321
Closing balance	(5,952)	(6,288)
Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,567)	(2,873)
Transfer to Stage 1	41	10
Transfer to Stage 2	92	144
Cure from the Stage 1	(90)	(72)
Cure from the Stage 2	(550)	(514)
Derecognition	1,836	2,011
Net increase / (Reversal)	(2,521)	(1,273)
Closing balance	(3,759)	(2,567)
Stage 3 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(11,427)	(8,417)
Transfer to Stage 2	69	155
Cure from the Stage 1	(197)	(282)
Cure from the Stage 2	(2,872)	(3,117)
Derecognition	11,764	9,710
Net increase / (Reversal)	(9,809)	(9,476)
Closing balance	(12,472)	(11,427)
Stage 3 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,503)	(2,606)
Transfer to Stage 1	12	40
Transfer to Stage 2	218	268
Cure from the Stage 1	(513)	(18)
Cure from the Stage 2	(2,084)	(562)
Derecognition	608	1,710
Net increase / (Reversal)	(4,190)	(1,335)
Closing balance	R$ (8,452)	R$ (2,503)